UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 106.8%
	Shares	Value
CONSUMER DISCRETIONARY — 10.3%
Apollo Group, Cl A (A) (B)*	2,500	$118,375
Coastal Contacts *	6,000	18,600
Gap (A) (B)	9,000	170,100
General Motors (A) (B)*	2,000	51,700
Hanesbrands (B)*	3,000	79,110
Honda Motor ADR	3,000	89,700
PEP Boys-Manny Moe & Jack (A) (B)	6,000	69,000
Staples (A)	10,000	149,600
Target (A)(B)	4,000	219,000
Tim Hortons (A)(B)	1,000	49,320
TJX (A)(B)	2,000	117,860
Valassis Communications (A) (B)*	5,000	97,650

		1,230,015

CONSUMER STAPLES — 12.6%
Archer-Daniels-Midland (A) (B)	6,000	173,640
Bunge	1,000	61,770
Clorox (A) (B)	1,500	100,410
Colgate-Palmolive (A) (B)	1,200	108,444
ConAgra Foods (A) (B)	5,000	126,650
Diageo ADR (A)	500	41,440
JM Smucker (A)	2,000	154,040
Kimberly-Clark (A) (B)	3,000	209,130
Kraft Foods, Cl A (A) (B)	3,000	105,540
Metro, Cl A	1,000	49,750
PepsiCo (A)	2,000	125,900
Wal-Mart Stores (A) (B)	4,000	226,880

		1,483,594

ENERGY — 13.7%
Americas Petrogas *	6,000	10,113
Atwood Oceanics (A) (B)*	2,000	85,480
Cenovus Energy (A) (B)	2,000	68,400
ConocoPhillips (A)	2,000	139,300
Crocotta Energy *	5,000	14,850
Diamond Offshore Drilling (A) (B)	1,500	98,310
Encana (A)	4,000	86,800
ENI ADR (A) (B)	2,000	88,040
Evolution Petroleum *	6,000	41,460
Exxon Mobil (A) (B)	1,000	78,090
Forbes Energy Services *	2,500	13,875
Hess (A)	1,300	81,328
Ithaca Energy *	7,500	16,705
Marathon Oil (A)	3,000	78,090
Marathon Petroleum (A) (B)	1,000	35,900
Murphy Oil (A) (B)	2,000	110,740

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY (continued)
Suncor Energy (A)	5,000	$159,550
Total ADR (A) (B)	3,500	183,050
Valero Energy (A) (B)	4,000	98,400
Whiting Petroleum (A) (B)*	3,000	139,650

		1,628,131

FINANCIALS — 6.3%
Bank of New York Mellon (A) (B)	8,000	170,240
Berkshire Hathaway, Cl B (A) (B)*	1,000	77,860
CBOE Holdings (A) (B)	7,000	182,910
First Pacific ADR	5,000	26,150
Janus Capital Group	10,000	65,600
Knight Capital Group, Cl A *	10,000	124,900
Weyerhaeuser	5,000	89,900

		737,560

HEALTH CARE — 14.5%
Abbott Laboratories (A) (B)	3,500	188,545
Affymetrix (A) (B)*	6,000	33,540
Boston Scientific (A) (B)*	25,000	147,250
Burcon NutraScience *	1,500	11,663
Forest Laboratories (A)*	2,000	62,600
GlaxoSmithKline ADR (A)	3,500	156,765
Hologic (A) (B)*	6,000	96,720
Johnson & Johnson (A) (B)	2,500	160,975
Medtronic (A) (B)	4,000	138,960
Merck (A) (B)	7,000	241,500
Natus Medical *	6,000	51,600
Novartis ADR (B)	3,000	169,410
Pernix Therapeutics Holdings *	200	2,140
Sanofi ADR (A) (B)	4,000	143,000
Trinity Biotech ADR	10,000	102,600

		1,707,268

INDUSTRIALS — 4.2%
Delta Air Lines (A) (B)*	5,000	42,600
Ingersoll-Rand (A) (B)	5,000	155,650
ITT	2,000	91,200
JetBlue Airways *	5,000	22,400
Siemens ADR	400	41,988
Tyco International (A) (B)	3,000	136,650

		490,488

INFORMATION TECHNOLOGY — 25.4%
Advanced Energy Industries (A)*	5,000	46,700
Alcatel-Lucent ADR *	30,000	82,200
Apple (A) (B)*	800	323,825
Black Box	4,000	111,960

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Canon ADR	1,000	$45,550
Cisco Systems (A) (B)	12,000	222,360
Computer Sciences (A) (B)	4,500	141,570
Dell (A) (B)*	8,000	126,480
Dolby Laboratories, Cl A (A) (B)*	3,000	87,720
Flextronics International (A) (B)*	10,000	65,650
Google, Cl A (A) (B)*	400	237,056
Hewlett-Packard (A) (B)	4,000	106,440
Hitachi ADR (A) (B)	2,000	108,160
Intel (A) (B)	10,000	245,400
International Business Machines (B)	600	110,778
Juniper Networks (A) (B)*	5,000	122,350
Kemet *	8,000	73,760
Lexmark International, Cl A (A) (B)	2,000	63,400
Logitech International *	2,500	24,875
Microsoft (A)	10,000	266,300
MKS Instruments (A) (B)	2,000	53,280
Oracle (A) (B)	3,000	98,310
PMC - Sierra *	10,000	63,400
Power-One (A)*	5,000	24,750
QUALCOMM (B)	1,000	51,600
Sandvine *	10,000	15,949
Sonus Networks *	12,500	33,125
STMicroelectronics, Cl Y	6,000	41,580

		2,994,528

MATERIALS — 14.1%
ADA - ES *	3,000	45,840
Agnico-Eagle Mines (A) (B)	5,000	216,950
AuRico Gold (A)*	13,125	127,706
Banro, Cl Warrants *	10,000	43,200
Barrick Gold (A) (B)	8,500	420,751
Gold Fields ADR	5,000	87,150
Goldcorp	2,500	122,100
IAMGOLD (A) (B)	3,000	64,500
Lachlan Star *	15,000	13,244
Molycorp (B)*	500	19,135
Newmont Mining (A) (B)	3,500	233,905
Rio Alto Mining *	7,500	20,919
Silver Wheaton (A) (B)	3,000	103,800
Tasman Metals *	5,000	15,250
TPC Group *	4,000	79,480
Trelawney Mining and Exploration *	2,000	7,344
Yamana Gold	3,000	44,910

		1,666,184

TELECOMMUNICATION SERVICES — 1.4%
Vodafone Group ADR (A) (B)	6,000	167,040

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares/Contracts	Value
UTILITIES — 4.3%
American Electric Power (A) (B)	1,500	$58,920
Entergy (A) (B)	3,500	242,095
NextEra Energy	1,000	56,400
Southern (B)	3,500	151,200

		508,615

TOTAL COMMON STOCK
(Cost 12,690,375)		12,613,423

REGISTERED INVESTMENT COMPANIES — 5.8%
CLOSED-END FUNDS — 0.9%
AllianceBernstein Income Fund	5,000	39,950
Korea Fund	1,000	42,810
Royce Value Trust (A)	1,000	25,740

TOTAL CLOSED-END FUNDS
(Cost 108,483)		108,500

EXCHANGE TRADED FUNDS — 4.9%
iShares MSCI Japan Index Fund	10,000	93,900
iShares MSCI Japan Small Cap	2,500	110,200
iShares MSCI Singapore	3,500	42,875
Market Vectors Vietnam ETF	6,000	109,680
ProShares Short Russell 2000	1,000	30,430
Vanguard MSCI Emerging Markets ETF	2,000	82,980
WisdomTree Japan SmallCap Dividend Fund	2,500	103,500

TOTAL EXCHANGE TRADED FUNDS
(Cost 637,016)		573,565

TOTAL REGISTERED INVESTMENT COMPANIES
(Cost 745,499)		682,065

PURCHASED OPTIONS * — 1.3%
Accretive Health Put
Expires 3/17/2012, Strike Price $30.00	10	8,600
Bankrate Put
Expires 12/17/2011, Strike Price $17.50	20	600
Ciber Put
Expires 11/19/2011, Strike Price $7.50	10	3,400
DineEquity Put
Expires 12/17/2011, Strike Price $40.00	10	750
Gildan Activewear Put
Expires 3/17/2012, Strike Price $30.00	30	14,400
Gold Fields Call
Expires 1/21/2012, Strike Price $17.50	30	3,390
Green Mountain Coffee Roasters Put
Expires 1/19/2013, Strike Price $110.00	2	10,490
Expires 12/17/2011, Strike Price $50.00	2	614
Iconix Brand Put
Expires 11/19/2011, Strike Price $17.50	10	400
iShares Barclays 7-10 Year Put
Expires 1/19/2013, Strike Price $105.00	10	9,300

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

PURCHASED OPTIONS * — Continued

	Contracts	Value
iShares Dow Jones Basic Put
Expires 12/17/2011, Strike Price $70.00	5	$2,250
Lennox International Put
Expires 3/17/2012, Strike Price $30.00	20	4,100
Linked In Put
Expires 12/17/2011, Strike Price $82.50	5	4,050
Mako Surgical Put
Expires 1/19/2013, Strike Price $35.00	10	9,000
Expires 11/19/2011, Strike Price $35.00	5	650
Expires 1/21/2012, Strike Price $25.00	30	1,650
Expires 11/19/2011, Strike Price $25.00	10	200
Perrigo Put
Expires 11/19/2011, Strike Price $90.00	10	3,310
ProShares Short S&P 500 Call
Expires 11/19/2011, Strike Price $42.00	20	1,200
Expires 11/19/2011, Strike Price $47.00	10	50
ProShares UltraShort Lehman20 Call
Expires 1/19/2013, Strike Price $30.00	20	2,400
ProShares UltraShort S&P 500 Call
Expires 1/21/2012, Strike Price $20.00	15	2,985
Expires 12/17/2011, Strike Price $20.00	15	2,250
Expires 11/19/2011, Strike Price $21.00	15	1,020
Expires 1/21/2012, Strike Price $19.00	50	12,000
Rackspace Hosting Put
Expires 1/21/2012, Strike Price $35.00	30	4,050
Expires 1/21/2012, Strike Price $38.00	10	2,250
RealPage Put
Expires 11/19/2011, Strike Price $25.00	5	250
Ritchie Brothers Auctioneers Put
Expires 12/17/2011, Strike Price $25.00	10	5,400
Salesforce.com Put
Expires 11/19/2011, Strike Price $100.00	5	690
Expires 1/21/2012, Strike Price $150.00	5	10,925
Shutterfly Put
Expires 3/17/2012, Strike Price $55.00	10	13,000
Spreadtrun Communications Put
Expires 11/19/2011, Strike Price $19.00	5	50
SuccessFactors Put
Expires 12/17/2011, Strike Price $25.00	10	1,050
UltraShort Call
Expires 1/21/2012, Strike Price $37.00	50	500
Ultratech Put
Expires 11/19/2011, Strike Price $25.00	5	1,450
Vitamin Shoppe Put
Expires 2/18/2012, Strike Price $45.00	3	2,460
Expires 11/19/2011, Strike Price $40.00	5	1,375
Whole Foods Put
Expires 2/18/2012, Strike Price $70.00	5	2,825
Zoltec Put
Expires 12/17/2011, Strike Price $10.00	15	3,750

TOTAL PURCHASED OPTIONS
(Cost 189,057)		149,084

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

SHORT-TERM INVESTMENT (C) — 0.6%

	Shares	Value
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.150%
(Cost 65,255)	65,255	$65,255

TOTAL INVESTMENTS — 114.5%
(Cost $13,690,186)†		$13,509,827

SECURITIES SOLD SHORT

COMMON STOCK — (15.3)%

CONSUMER DISCRETIONARY — (3.7)%
Amazon.com *	(100)	(21,351)
Body Central *	(1,500)	(31,500)
Harley-Davidson	(1,000)	(38,900)
iRobot *	(1,000)	(33,860)
Las Vegas Sands *	(500)	(23,475)
Lululemon Athletica *	(1,400)	(79,072)
Netflix.com *	(300)	(24,624)
Tempur-Pedic International *	(1,000)	(68,060)
Tesla Motors *	(2,000)	(58,740)
Under Armour, Cl A *	(800)	(67,528)

		(447,110)

CONSUMER STAPLES — (1.2)%
Diamond Foods	(500)	(32,875)
Green Mountain Coffee Roasters *	(1,500)	(97,530)
Sanderson Farms	(200)	(9,900)

		(140,305)

ENERGY — (0.3)%
Clean Energy Fuels *	(2,500)	(29,550)

FINANCIALS — (1.8)%
Essex Property Trust	(200)	(28,552)
FXCM, Cl A	(10,000)	(115,000)
MSCI, Cl A *	(2,000)	(66,780)

		(210,332)

HEALTH CARE — (3.0)%
Intuitive Surgical *	(300)	(130,158)
MAKO Surgical (B)*	(5,000)	(192,250)
Staar Surgical *	(4,000)	(36,000)

		(358,408)

INDUSTRIALS — (0.7)%
Capstone Turbine *	(15,000)	(16,350)
Iron Mountain	(1,000)	(30,930)
Westport Innovations *	(1,000)	(30,250)

		(77,530)

INFORMATION TECHNOLOGY — (4.3)%
OpenTable *	(700)	(30,702)
Rackspace Hosting (B)*	(2,500)	(103,475)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares/Contracts	Value

INFORMATION TECHNOLOGY (continued)
RealPage (B)*	(500)	$(13,175)
Salesforce.com (B)*	(800)	(106,536)
SuccessFactors (B)*	(1,500)	(40,050)
Universal Display *	(4,000)	(187,320)
VeriFone Systems *	(500)	(21,105)

		(502,363)

MATERIALS — (0.3)%
Intrepid Potash *	(500)	(13,915)
Molycorp *	(600)	(22,962)

		(36,877)

TOTAL COMMON STOCK (Proceeds (1,680,300))		(1,802,475)

REGISTERED INVESTMENT COMPANIES — (3.8)%
EXCHANGE TRADED FUNDS — (3.8)%
iShares MSCI Spain	(500)	(17,620)
iShares MSCI Italy	(1,000)	(27,000)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds (56,239))		(44,620)

TOTAL REGISTERED INVESTMENT COMPANIES
(Proceeds (56,239))		(44,620)

TOTAL SECURITIES SOLD SHORT — -19.1%
(Proceeds $1,736,539)		$(1,847,095)

WRITTEN OPTIONS* — (2.4)%
Abbott Laboratories Call
Expires 1/21/2012, Strike Price $55.00	(10)	(1,240)
Expires 12/17/2011, Strike Price $55.00	(10)	(860)
Affymetrix Call
Expires 11/19/2011, Strike Price $5.00	(20)	(1,900)
Agnico-Eagle Mines Call
Expires 11/19/2011, Strike Price $75.00	(10)	(50)
American Electric Power Call
Expires 1/21/2012, Strike Price $40.00	(5)	(375)
Expires 11/19/2011, Strike Price $39.00	(5)	(325)
Apollo Group Call
Expires 11/19/2011, Strike Price $48.00	(15)	(2,100)
Expires 1/21/2012, Strike Price $49.00	(10)	(2,850)
Apple Call
Expires 12/17/2011, Strike Price $415.00	(4)	(4,720)
Expires 11/19/2011, Strike Price $425.00	(4)	(920)
Archer-Daniels-Midland Call
Expires 11/19/2011, Strike Price $30.00	(10)	(630)
Expires 12/17/2011, Strike Price $31.00	(10)	(590)
Expires 12/17/2011, Strike Price $30.00	(10)	(970)
Atwood Oceanics Call
Expires 12/17/2011, Strike Price $45.00	(5)	(1,025)
Expires 11/19/2011, Strike Price $40.00	(10)	(3,800)
Bank of New York Mellon Call
Expires 11/19/2011, Strike Price $22.00	(30)	(1,590)
Expires 1/21/2012, Strike Price $22.50	(10)	(1,200)
Expires 12/17/2011, Strike Price $23.00	(30)	(1,800)
Expires 11/19/2011, Strike Price $55.00	(25)	(400)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
Barrick Gold Call
Expires 11/19/2011, Strike Price $57.50	(25)	$(175)
Expires 1/21/2012, Strike Price $60.00	(10)	(350)
Berkshire Hathaway Call
Expires 11/19/2011, Strike Price $75.00	(5)	(1,975)
Expires 12/17/2011, Strike Price $80.00	(5)	(970)
Boston Scientific Call
Expires 11/19/2011, Strike Price $7.00	(20)	(20)
CBOE Holdings Call
Expires 11/19/2011, Strike Price $26.00	(20)	(1,800)
Expires 11/19/2011, Strike Price $28.00	(10)	(150)
Expires 12/17/2011, Strike Price $35.00	(10)	(2,230)
Cisco Systems Call
Expires 12/17/2011, Strike Price $18.00	(10)	(1,140)
Expires 12/17/2011, Strike Price $17.00	(20)	(3,640)
Expires 11/19/2011, Strike Price $16.00	(20)	(5,140)
Expires 11/19/2011, Strike Price $18.00	(40)	(3,960)
Expires 1/21/2012, Strike Price $17.50	(30)	(5,070)
Clorox Call
Expires 11/19/2011, Strike Price $75.00	(5)	(50)
Expires 1/21/2012, Strike Price $75.00	(5)	(230)
Colgate-Palmolive Call
Expires 1/21/2012, Strike Price $100.00	(6)	(378)
Expires 11/19/2011, Strike Price $97.50	(6)	(78)
Computer Sciences Call
Expires 12/17/2011, Strike Price $35.00	(15)	(1,500)
Expires 11/19/2011, Strike Price $30.00	(10)	(2,550)
Expires 11/19/2011, Strike Price $32.50	(20)	(2,800)
ConAgra Foods Call
Expires 1/21/2012, Strike Price $25.00	(20)	(2,480)
Expires 12/17/2011, Strike Price $25.00	(20)	(1,800)
Dell Call
Expires 11/19/2011, Strike Price $15.00	(10)	(1,180)
Expires 11/19/2011, Strike Price $16.00	(30)	(1,740)
Expires 12/17/2011, Strike Price $17.00	(20)	(1,000)
Delta Air Lines Call
Expires 12/17/2011, Strike Price $9.00	(20)	(700)
Diamond Offshore Drilling Call
Expires 11/19/2011, Strike Price $67.50	(5)	(740)
Expires 11/19/2011, Strike Price $70.00	(5)	(250)
Expires 12/17/2011, Strike Price $73.50	(5)	(385)
Diamonds Foods Put
Expires 11/19/2011, Strike Price $70.00	(5)	(3,750)
Dolby Laboratories Call
Expires 12/17/2011, Strike Price $30.00	(10)	(1,700)
Expires 11/19/2011, Strike Price $30.00	(10)	(1,100)
ENI Call
Expires 11/19/2011, Strike Price $40.00	(10)	(5,000)
Entergy Call
Expires 12/17/2011, Strike Price $70.00	(10)	(1,060)
Exxon Mobil Call
Expires 11/19/2011, Strike Price $77.50	(10)	(1,900)
Flextronics International Call
Expires 11/19/2011, Strike Price $6.00	(20)	(1,320)
Forest Labs Call

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
Expires 11/19/2011, Strike Price $35.00	(10)	$(50)
Gap Call
Expires 12/17/2011, Strike Price $20.00	(20)	(1,180)
Expires 12/17/2011, Strike Price $18.00	(10)	(1,610)
Expires 11/19/2011, Strike Price $18.00	(20)	(2,660)
General Motors Call
Expires 12/17/2011, Strike Price $27.00	(5)	(510)
Expires 1/21/2012, Strike Price $30.00	(5)	(280)
Google Call
Expires 11/19/2011, Strike Price $610.00	(4)	(2,800)
Green Mountain Coffee Roasters Put
Expires 11/19/2011, Strike Price $45.00	(5)	(535)
Expires 11/19/2011, Strike Price $65.00	(2)	(1,320)
Expires 1/21/2012, Strike Price $70.00	(3)	(3,900)
Expires 1/21/2012, Strike Price $67.50	(5)	(5,875)
Expires 12/17/2011, Strike Price $30.00	(10)	(500)
Harley-Davidson Put
Expires 11/19/2011, Strike Price $25.00	(5)	(40)
Hewlett-Packard Call
Expires 12/17/2011, Strike Price $29.00	(10)	(790)
Expires 11/19/2011, Strike Price $28.00	(10)	(510)
Expires 11/19/2011, Strike Price $31.00	(10)	(70)
Hitachi Call
Expires 11/19/2011, Strike Price	(5)	(600)
Hologic Call
Expires 1/21/2012, Strike Price $17.50	(40)	(3,600)
Expires 12/17/2011, Strike Price $17.00	(20)	(1,600)
IAMGOLD Call
Expires 12/17/2011, Strike Price $24.00	(10)	(550)
Expires 11/19/2011, Strike Price $23.00	(20)	(800)
Ingersoll-Rand Call
Expires 11/19/2011, Strike Price $31.00	(20)	(2,700)
Expires 12/17/2011, Strike Price $32.00	(20)	(3,400)
Intel Call
Expires 12/17/2011, Strike Price $21.00	(10)	(3,800)
Expires 12/17/2011, Strike Price $23.00	(10)	(1,800)
Expires 12/17/2011, Strike Price $25.00	(10)	(600)
Expires 12/17/2011, Strike Price $24.00	(10)	(1,150)
Expires 11/19/2011, Strike Price $20.00	(10)	(4,780)
Expires 11/19/2011, Strike Price $21.00	(10)	(3,780)
Expires 11/19/2011, Strike Price $22.00	(10)	(2,670)
International Business Machines Call
Expires 11/19/2011, Strike Price $190.00	(3)	(369)
Expires 11/19/2011, Strike Price $200.00	(3)	(48)
Intrepid Potash Put
Expires 11/19/2011, Strike Price $24.00	(5)	(125)
Iron Mountain Put
Expires 11/19/2011, Strike Price $27.50	(10)	(150)
Johnson & Johnson Call
Expires 11/19/2011, Strike Price $62.50	(5)	(1,300)
Expires 11/19/2011, Strike Price $65.00	(10)	(770)
Juniper Networks Call
Expires 11/19/2011, Strike Price $22.00	(20)	(6,440)
Expires 12/17/2011, Strike Price $22.00	(30)	(10,200)
Kimberly-Clark Call
Expires 1/21/2012, Strike Price $75.00	(10)	(350)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
Expires 11/19/2011, Strike Price $70.00	(10)	$(960)
Kraft Foods Call
Expires 11/19/2011, Strike Price $36.00	(10)	(280)
Expires 12/17/2011, Strike Price $36.00	(15)	(810)
Las Vegas Sands Put
Expires 11/19/2011, Strike Price $34.00	(5)	(55)
Lexmark International Call
Expires 12/17/2011, Strike Price	(10)	(400)
Expires 11/19/2011, Strike Price	(10)	(640)
Lululemon Athletica Put
Expires 11/19/2011, Strike Price $35.00	(4)	(40)
Expires 11/19/2011, Strike Price $40.00	(5)	(50)
Expires 12/17/2011, Strike Price $42.50	(5)	(450)
Marathon Petroleum Call
Expires 11/19/2011, Strike Price $30.00	(10)	(6,400)
Medtronic Call
Expires 11/19/2011, Strike Price $38.00	(10)	(60)
Merck Call
Expires 11/19/2011, Strike Price $33.00	(20)	(3,620)
MKS Instruments Call
Expires 11/19/2011, Strike Price	(10)	(2,300)
Molycorp Call
Expires 12/17/2011, Strike Price $43.00	(5)	(1,100)
Molycorp Put
Expires 12/17/2011, Strike Price $38.00	(3)	(1,215)
Expires 12/17/2011, Strike Price $40.00	(3)	(1,500)
Murphy Oil Call
Expires 11/19/2011, Strike Price $52.50	(5)	(2,050)
Expires 1/21/2012, Strike Price $62.50	(5)	(800)
Netflix.com Put
Expires 1/21/2012, Strike Price $190.00	(2)	(21,740)
Expires 12/17/2011, Strike Price $205.00	(1)	(12,365)
Newmont Mining Call
Expires 12/17/2011, Strike Price $72.50	(5)	(525)
Expires 11/19/2011, Strike Price $72.50	(10)	(410)
Expires 11/19/2011, Strike Price $75.00	(10)	(190)
Newmont Mining CAll
Expires 12/17/2011, Strike Price $67.50	(5)	(1,375)
Northgate Minerals Call
Expires 12/17/2011, Strike Price $5.00	(3)	(15)
Novartis Call
Expires 11/19/2011, Strike Price	(10)	(250)
OpenTable Put
Expires 11/19/2011, Strike Price $45.00	(4)	(1,528)
Expires 1/21/2012, Strike Price $60.00	(2)	(3,720)
Oracle Call
Expires 11/19/2011, Strike Price $30.00	(20)	(6,000)
Expires 11/19/2011, Strike Price $31.00	(10)	(2,160)
PEP Boys-Manny Moe & Jack Call
Expires 1/21/2012, Strike Price $12.50	(20)	(1,700)
Expires 11/19/2011, Strike Price $10.00	(20)	(3,800)
Expires 12/17/2011, Strike Price $12.50	(20)	(1,000)
QUALCOMM Call
Expires 11/19/2011, Strike Price $50.00	(10)	(2,650)
Rackspace Hosting Put
Expires 12/17/2011, Strike Price $30.00	(10)	(300)
Sanofi Call
Expires 12/17/2011, Strike Price $38.00	(20)	(1,400)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value
SFSF Put
Expires 12/17/2011, Strike Price	(10)	$(950)
Silver Wheaton Call
Expires 11/19/2011, Strike Price $43.00	(10)	(50)
Southern Call
Expires 1/21/2012, Strike Price $44.00	(10)	(600)
Southern Company Call
Expires 11/19/2011, Strike Price $45.00	(10)	(80)
Expires 1/21/2012, Strike Price $44.00	(5)	(130)
STMicroelectronics Call
Expires 11/19/2011, Strike Price $7.50	(9)	(225)
SuccessFactors Put
Expires 12/17/2011, Strike Price $23.00	(5)	(375)
Target Call
Expires 11/19/2011, Strike Price $55.00	(20)	(2,340)
Tempur-Pedic Put
Expires 12/17/2011, Strike Price $50.00	(7)	(350)
Expires 11/19/2011, Strike Price $48.00	(3)	(60)
Tesla Motors Put
Expires 12/17/2011, Strike Price $19.00	(10)	(250)
Expires 12/17/2011, Strike Price $20.00	(10)	(300)
Tim Hortons Call
Expires 11/19/2011, Strike Price $50.00	(10)	(900)
TJX Call
Expires 1/21/2012, Strike Price $65.00	(5)	(470)
Expires 11/19/2011, Strike Price $60.00	(10)	(1,490)
Expires 11/19/2011, Strike Price $62.50	(5)	(275)
Total Call
Expires 11/19/2011, Strike Price $50.00	(10)	(3,800)
Expires 11/19/2011, Strike Price $48.00	(10)	(5,100)
Expires 12/17/2011, Strike Price $55.00	(10)	(1,050)
Tyco International Call
Expires 11/19/2011, Strike Price $46.00	(30)	(3,510)
Under Armor
Expires 1/21/2012, Strike Price $48.00	(4)	(200)
Valassis Communications Call
Expires 12/17/2011, Strike Price $20.00	(10)	(1,300)
Expires 11/19/2011, Strike Price $20.00	(10)	(800)
Valero Energy Call
Expires 12/17/2011, Strike Price $26.00	(10)	(1,290)
Expires 1/21/2012, Strike Price $30.00	(20)	(1,420)
Expires 11/19/2011, Strike Price $26.00	(10)	(730)
Vanguard Emerging Markets ETF Call
Expires 12/17/2011, Strike Price $46.00	(10)	(450)
Verifone Put
Expires 11/19/2011, Strike Price $34.00	(5)	(75)
Vodafone Group Call
Expires 11/19/2011, Strike Price $27.00	(20)	(2,700)
Wal-Mart Stores Call
Expires 11/19/2011, Strike Price $55.00	(10)	(2,170)
Expires 12/17/2011, Strike Price $55.00	(10)	(2,580)
Whiting Petroleum Call
Expires 11/19/2011, Strike Price $52.50	(10)	(1,050)
Expires 12/17/2011, Strike Price $50.00	(10)	(2,800)
Expires 12/17/2011, Strike Price $55.00	(10)	(1,430)

TOTAL WRITTEN OPTIONS
(Premium Received $(230,487))		$(287,026)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
October 31, 2011 (Unaudited)

Percentages are based on Net Assets of $11,806,505.

*	Non-income producing security.

(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased call/put option.
(C)	The rate shown is the 7-day effective yield as of October 31, 2011.

ADR	— American Depositary Receipt.
Cl	— Class
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
†	At October 31, 2011, the tax basis cost of the Fund’s investments was $13,690,186, and the unrealized appreciation and depreciation were $672,719 and $(853,078) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets and liabilities carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,613,423	$—	$—	$12,613,423
Registered Investment Companies	682,065	—	—	682,065
Purchased Options	149,084	—	—	149,084
Short-Term Investment	65,255	—	—	65,255

Total Investments in Securities	$13,509,827	$—	$—	$13,509,827

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(1,802,475)	$—	$—	$(1,802,475)
Registered Investment Companies	(44,620)	—	—	(44,620)
Written Options	(287,026)	—	—	(287,026)

Total Liabilities	$(2,134,121)	$—	$—	$(2,134,121)

During the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

GRT-QH-002-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: December 29, 2011